Note 16 - Deferred Compensation Plan	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deferred Compensation Plan [Text Block]
(
1
6
)
Deferred
Compensation
Plan

Colony Bank, the wholly-owned subsidiary, has deferred compensation plans covering certain former directors and certain officers choosing to participate through individual deferred compensation contracts. In accordance with terms of the contracts, the Bank is committed to pay the participant’s deferred compensation over a specified number of years, beginning at age
65.
In the event of a participant’s death before age
65,
payments are made to the participant’s named beneficiary over a specified number of years, beginning on the first
day of the month following the death of the participant.

Liabilities accrued under the plans totaled
$825,599
and
$906,259
as of
December
31,
2016
and
2015,
respectively. Benefit payments under the contracts were
$135,885
in
2016
and
$131,652
in
2015.

Provisions charged to operations totaled
$57,125
in
2016,
$196,869
in
2015
and
$69,653
in
2014.

The Company has purchased life insurance policies on the plans’ participants and uses the cash flow from these policies to partially fund the plan. Fee income recognized with these plans totaled
$165,128
in
2016,
$174,675
in
2015
and
$167,911
in
2014.
In addition death benefits recognized as income totaled
$137,058
in
2015.